united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 12/31/15

Item 1. Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4%
$ 121,553	Loan ID 200003	Balloon	7.250%	9/1/2035	$ 112,710
287,695	Loan ID 200004	Fixed	7.990%	10/1/2036	302,079
72,649	Loan ID 200006	ARM	7.990%	1/1/2036	76,281
52,634	Loan ID 200008	ARM	4.000%	3/28/2035	55,266
52,029	Loan ID 200012	ARM	9.800%	7/1/2037	43,869
58,056	Loan ID 200013	Fixed	5.250%	9/1/2040	50,508
35,273	Loan ID 200015	Fixed	7.000%	8/1/2030	15,716
40,754	Loan ID 200016	ARM	10.375%	1/1/2031	42,791
54,638	Loan ID 200018	Fixed	7.000%	1/1/2033	53,159
62,900	Loan ID 200019	Fixed	5.000%	12/1/2036	66,045
79,548	Loan ID 200020	Fixed	5.630%	7/1/2033	83,526
101,395	Loan ID 200023	Fixed	5.875%	12/1/2050	80,354
138,847	Loan ID 200025	ARM	2.875%	3/1/2034	143,259
205,980	Loan ID 200026	Fixed	4.750%	1/1/2050	132,122
228,103	Loan ID 200028	Fixed	4.750%	6/1/2050	215,242
222,238	Loan ID 200029	Fixed	5.310%	7/1/2037	197,232
282,548	Loan ID 200031	Fixed	5.000%	1/1/2051	296,676
310,447	Loan ID 200032	Fixed	3.130%	1/1/2051	297,626
567,407	Loan ID 200035	Fixed	3.000%	11/1/2050	458,655
68,448	Loan ID 200036	Fixed	7.940%	1/12/2034	71,870
167,113	Loan ID 200037	Fixed	7.800%	5/1/2035	175,468
124,540	Loan ID 200041	Fixed	4.875%	8/1/2039	118,445
42,432	Loan ID 200042	Fixed	7.000%	12/1/2037	44,554
64,896	Loan ID 200043	Fixed	6.125%	7/1/2039	68,141
123,551	Loan ID 200045	Fixed	5.625%	12/1/2038	129,728
40,205	Loan ID 200046	Fixed	8.000%	7/1/2027	42,215
54,293	Loan ID 200048	Fixed	5.500%	8/1/2039	57,008
242,800	Loan ID 200049	Fixed	3.875%	3/1/2042	222,829
160,780	Loan ID 200052	Fixed	5.125%	5/1/2040	152,802
60,274	Loan ID 200053	Fixed	4.000%	9/1/2042	40,818
57,274	Loan ID 200054	Fixed	8.250%	3/1/2039	60,138
84,988	Loan ID 200055	Fixed	10.000%	1/5/2036	89,237
127,883	Loan ID 200057	ARM	2.625%	10/1/2036	130,514
60,301	Loan ID 200059	Fixed	6.000%	8/1/2039	55,378
35,867	Loan ID 200060	Fixed	5.750%	8/1/2039	37,660
33,706	Loan ID 200061	Fixed	5.750%	7/1/2024	35,391
27,298	Loan ID 200065	ARM	6.875%	1/1/2037	24,042
226,298	Loan ID 200072 **	Fixed	0.000%	2/1/2051	231,904
184,955	Loan ID 200073 **	Fixed	0.000%	2/1/2026	189,195
167,269	Loan ID 200074 **	Fixed	0.000%	2/1/2031	171,087
211,882	Loan ID 200075	Fixed	4.250%	2/1/2042	213,288
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 175,778	Loan ID 200076	Fixed	4.250%	12/1/2041	$ 157,449
77,076	Loan ID 200077	Fixed	3.750%	8/1/2042	76,098
34,756	Loan ID 200078	Fixed	7.000%	8/1/2036	29,872
137,672	Loan ID 200079	Fixed	2.000%	8/1/2049	101,775
75,486	Loan ID 200081	Fixed	2.000%	9/1/2037	55,718
69,075	Loan ID 200082	Fixed	8.250%	4/1/2040	61,665
190,850	Loan ID 200084	Fixed	7.000%	3/1/2039	162,851
164,810	Loan ID 200086	Fixed	2.000%	11/1/2050	132,128
226,733	Loan ID 200087	Fixed	5.000%	3/1/2051	166,046
126,090	Loan ID 200088	Fixed	7.000%	6/1/2039	107,341
268,275	Loan ID 200089	Fixed	2.000%	3/1/2052	162,233
73,446	Loan ID 200090	Fixed	2.000%	11/1/2036	54,546
288,878	Loan ID 200091	Fixed	2.000%	11/1/2051	213,519
267,849	Loan ID 200092	Fixed	2.375%	5/1/2036	246,833
138,378	Loan ID 200093	Fixed	4.000%	2/1/2038	119,824
234,518	Loan ID 200094	ARM	2.750%	9/1/2037	177,570
388,888	Loan ID 200100	Fixed	2.000%	7/1/2037	337,596
75,382	Loan ID 200102	Fixed	8.250%	3/1/2040	67,503
119,218	Loan ID 200105	Fixed	2.000%	12/1/2050	109,685
93,861	Loan ID 200106	Fixed	2.000%	2/1/2052	70,290
325,534	Loan ID 200107	Fixed	2.000%	7/1/2052	169,614
190,388	Loan ID 200108	Fixed	3.000%	6/1/2047	108,455
115,126	Loan ID 200110	Fixed	8.250%	8/1/2039	103,114
187,135	Loan ID 200111	Fixed	5.000%	11/1/2050	150,014
305,250	Loan ID 200112	Fixed	3.000%	9/1/2049	142,291
114,464	Loan ID 200114	Fixed	2.000%	10/1/2051	59,932
267,243	Loan ID 200115	Fixed	2.000%	11/1/2051	157,841
150,188	Loan ID 200116	Fixed	7.125%	3/1/2039	128,180
308,079	Loan ID 200125	Fixed	2.000%	5/1/2051	229,022
127,768	Loan ID 200126	Fixed	8.250%	8/1/2039	114,529
143,304	Loan ID 200127	Fixed	5.000%	8/1/2039	104,701
51,598	Loan ID 200128	Fixed	3.000%	7/1/2037	41,040
465,912	Loan ID 200129	Fixed	4.625%	3/1/2052	327,865
36,242	Loan ID 200131	Fixed	3.875%	11/1/2027	36,151
234,317	Loan ID 200133	Fixed	3.490%	1/1/2043	228,062
188,541	Loan ID 200134	Fixed	3.750%	12/1/2042	184,589
126,525	Loan ID 200135	Fixed	4.375%	12/1/2042	129,718
247,676	Loan ID 200136	Fixed	2.875%	10/1/2027	226,717
129,843	Loan ID 200137	Fixed	4.500%	9/1/2042	133,331
49,943	Loan ID 200139	Fixed	4.625%	5/1/2027	51,239
81,196	Loan ID 200141	Fixed	4.250%	2/1/2042	82,912
188,187	Loan ID 200142	Fixed	3.300%	1/1/2037	86,897
130,332	Loan ID 200143	Fixed	3.000%	2/1/2037	123,108
281,398	Loan ID 200145	Fixed	2.000%	8/1/2051	207,778
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 100,325	Loan ID 200152	ARM	3.250%	9/1/2037	$ 87,009
99,979	Loan ID 200154	Fixed	11.050%	9/1/2037	104,978
55,233	Loan ID 200156	Fixed	8.130%	9/19/2032	55,233
125,095	Loan ID 200157	Fixed	3.750%	1/1/2043	123,818
161,810	Loan ID 200158	Fixed	3.625%	12/1/2042	159,401
187,269	Loan ID 200159	Fixed	3.750%	6/1/2042	185,933
130,818	Loan ID 200160	Fixed	3.250%	2/1/2043	123,295
480,872	Loan ID 200161	Fixed	3.875%	11/1/2041	482,389
231,182	Loan ID 200162	Fixed	3.875%	7/1/2042	231,862
122,771	Loan ID 200163	Fixed	4.000%	1/1/2042	123,993
105,288	Loan ID 200164	Fixed	4.000%	7/1/2042	106,100
203,606	Loan ID 200165	Fixed	4.375%	12/1/2041	209,006
123,564	Loan ID 200166	Fixed	4.000%	2/1/2032	124,284
131,533	Loan ID 200168	Fixed	3.750%	10/1/2042	129,095
25,047	Loan ID 200169	Fixed	6.923%	9/1/2034	26,300
101,634	Loan ID 200171	Fixed	6.500%	4/1/2036	106,716
144,967	Loan ID 200172	Fixed	7.250%	2/1/2037	150,218
93,874	Loan ID 200174	Fixed	7.340%	4/1/2037	98,568
54,546	Loan ID 200175	Fixed	9.600%	5/1/2037	56,475
103,103	Loan ID 200176	Fixed	6.600%	3/1/2037	41,605
62,404	Loan ID 200177	Fixed	8.000%	1/11/2022	65,524
43,407	Loan ID 200178	Fixed	6.500%	5/10/2016	45,577
21,313	Loan ID 200179	Fixed	7.250%	7/27/2019	20,468
19,497	Loan ID 200180	Fixed	6.500%	7/8/2016	20,472
112,305	Loan ID 200181	Fixed	7.500%	3/1/2016	79,170
89,770	Loan ID 200182	Fixed	8.750%	10/10/2016	94,258
270,255	Loan ID 200183	Fixed	4.125%	12/1/2032	274,392
76,363	Loan ID 200184	Fixed	4.375%	12/1/2042	58,276
28,849	Loan ID 200185	Fixed	5.375%	6/1/2042	30,291
55,039	Loan ID 200186	Fixed	5.125%	8/1/2042	57,791
155,035	Loan ID 200188	Fixed	3.875%	2/1/2043	155,086
173,881	Loan ID 200189	Fixed	4.125%	8/1/2042	177,067
346,732	Loan ID 200190	Fixed	3.625%	11/1/2042	341,338
134,981	Loan ID 200191	Fixed	4.125%	11/1/2042	135,205
191,771	Loan ID 200192	Fixed	4.250%	11/1/2042	196,959
168,965	Loan ID 200194	Fixed	4.750%	9/1/2041	142,223
275,595	Loan ID 200195	Fixed	3.875%	3/1/2042	276,435
103,489	Loan ID 200196	Fixed	4.500%	1/1/2043	106,414
40,229	Loan ID 200197	Fixed	4.750%	11/1/2042	41,823
42,036	Loan ID 200198	Fixed	5.250%	10/1/2042	44,138
297,153	Loan ID 200199	Fixed	4.000%	9/1/2042	298,581
252,758	Loan ID 200200	Fixed	3.875%	9/1/2042	192,995
59,281	Loan ID 200201	Fixed	5.125%	8/1/2041	62,246
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 60,850	Loan ID 200202	Fixed	4.375%	12/1/2042	$ 62,896
24,363	Loan ID 200206	Fixed	3.990%	12/1/2042	21,532
50,934	Loan ID 200208	Fixed	4.250%	1/1/2043	51,780
216,939	Loan ID 200209	Fixed	3.875%	8/1/2042	217,571
90,746	Loan ID 200210	Fixed	4.625%	5/1/2043	93,973
139,257	Loan ID 200212	Fixed	3.875%	2/1/2042	106,443
294,363	Loan ID 200213	Fixed	4.125%	1/1/2038	231,045
60,952	Loan ID 200214	Fixed	5.750%	7/1/2039	63,999
118,892	Loan ID 200216	Fixed	5.750%	9/1/2039	116,356
145,623	Loan ID 200217	Fixed	5.250%	7/1/2040	152,905
77,645	Loan ID 200218	Fixed	4.250%	12/1/2041	40,428
205,637	Loan ID 200219	Fixed	4.250%	4/1/2043	211,149
221,408	Loan ID 200220	Fixed	3.875%	5/1/2043	189,359
170,667	Loan ID 200221	Fixed	4.250%	4/1/2043	155,933
130,208	Loan ID 200222	Fixed	4.125%	5/1/2043	115,863
255,736	Loan ID 200223	Fixed	4.125%	5/1/2043	260,090
218,191	Loan ID 200224	Fixed	4.000%	7/1/2043	189,735
84,267	Loan ID 200226	Fixed	5.250%	7/1/2041	88,481
52,696	Loan ID 200228	Fixed	4.625%	8/1/2042	54,490
168,362	Loan ID 200229	Fixed	3.750%	7/1/2042	146,969
151,375	Loan ID 200230	Fixed	3.500%	2/1/2043	124,473
134,640	Loan ID 200231	Fixed	3.625%	12/1/2042	82,199
71,403	Loan ID 200232	Fixed	3.875%	8/1/2042	71,617
187,569	Loan ID 200233	Fixed	2.990%	11/1/2027	148,827
96,496	Loan ID 200235	Fixed	3.750%	12/1/2042	95,916
326,929	Loan ID 200238	ARM	3.625%	7/1/2035	310,566
149,013	Loan ID 200242	Fixed	3.250%	10/1/2042	116,215
122,723	Loan ID 200243	Fixed	3.750%	4/1/2043	104,632
29,412	Loan ID 200244	Fixed	5.000%	5/1/2042	30,311
209,358	Loan ID 200245	Fixed	3.875%	3/1/2043	209,813
94,983	Loan ID 200286	Fixed	4.500%	7/1/2043	98,729
103,562	Loan ID 200287	Fixed	4.375%	7/1/2043	106,623
349,061	Loan ID 200288	Fixed	4.375%	11/1/2041	354,259
352,817	Loan ID 200289	Fixed	5.500%	9/1/2043	370,458
299,532	Loan ID 200290	Fixed	4.250%	4/1/2043	306,352
454,518	Loan ID 200292	Fixed	3.875%	6/1/2043	455,551
185,328	Loan ID 200294	Fixed	3.875%	2/1/2043	185,502
264,279	Loan ID 200295	Fixed	3.875%	6/1/2043	264,720
214,509	Loan ID 200296	Fixed	3.250%	2/1/2043	173,841
185,105	Loan ID 200297	Fixed	3.375%	10/1/2042	177,369
201,179	Loan ID 200299	Fixed	3.625%	10/1/2042	166,830
120,227	Loan ID 200300	Fixed	8.400%	10/20/2037	126,238
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 104,415	Loan ID 200302	Fixed	9.875%	10/1/2035	$ 57,391
60,800	Loan ID 200303	Fixed	5.250%	10/1/2032	41,853
146,591	Loan ID 200304	Fixed	7.250%	10/1/2033	153,921
252,502	Loan ID 200305	Fixed	7.000%	3/1/2036	138,292
735,141	Loan ID 200306	Fixed	4.870%	5/1/2049	632,615
50,949	Loan ID 200307	Fixed	6.500%	7/1/2031	53,496
111,642	Loan ID 200308	ARM	6.750%	5/1/2035	59,334
215,756	Loan ID 200309	Fixed	2.000%	12/1/2048	191,520
134,945	Loan ID 200312	Fixed	9.000%	4/1/2039	141,693
47,815	Loan ID 200313	Fixed	8.500%	3/1/2028	33,948
64,068	Loan ID 200314	Fixed	8.000%	3/1/2040	31,650
320,334	Loan ID 200315	ARM	3.500%	6/1/2037	257,966
77,344	Loan ID 200317	Fixed	7.000%	9/1/2032	79,718
283,396	Loan ID 200318	Fixed	6.500%	10/1/2036	153,670
303,463	Loan ID 200321	Fixed	2.375%	6/1/2049	166,975
139,222	Loan ID 200322	Fixed	7.375%	8/1/2033	114,229
344,468	Loan ID 200324	Fixed	5.500%	11/1/2037	239,452
246,251	Loan ID 200325	Fixed	6.000%	5/1/2042	206,886
79,133	Loan ID 200326	Fixed	8.375%	10/1/2036	83,090
154,775	Loan ID 200327	Fixed	6.790%	10/26/2036	148,760
113,933	Loan ID 200329	Fixed	6.880%	3/1/2036	116,783
260,078	Loan ID 200330	Fixed	7.000%	8/1/2037	251,390
105,320	Loan ID 200332	Fixed	5.775%	10/1/2037	105,390
92,919	Loan ID 200334	Fixed	7.000%	1/1/2033	54,061
277,818	Loan ID 200335	Fixed	2.000%	11/1/2052	158,118
58,180	Loan ID 200336	Fixed	7.000%	12/1/2042	59,758
46,687	Loan ID 200337	Fixed	7.000%	10/1/2034	49,022
55,204	Loan ID 200338	ARM	10.500%	8/1/2029	42,416
169,480	Loan ID 200339	Fixed	2.000%	10/1/2033	138,793
36,317	Loan ID 200340	Fixed	7.000%	3/1/2030	33,570
185,591	Loan ID 200341	Fixed	7.000%	8/1/2035	194,871
23,237	Loan ID 200342	Fixed	5.375%	10/1/2019	24,399
64,939	Loan ID 200348	Fixed	6.500%	7/1/2038	61,419
140,915	Loan ID 200349	Fixed	7.000%	1/1/2037	147,960
61,367	Loan ID 200350	Fixed	7.500%	3/1/2029	64,436
73,439	Loan ID 200352	Fixed	7.000%	8/1/2030	43,333
44,366	Loan ID 200355	ARM	7.875%	7/1/2032	40,086
108,340	Loan ID 200357	Fixed	8.500%	4/1/2027	113,757
140,057	Loan ID 200358	Fixed	3.000%	4/1/2025	132,638
30,749	Loan ID 200360	ARM	3.000%	1/1/2025	30,749
73,824	Loan ID 200361	Fixed	7.500%	1/1/2034	77,515
111,671	Loan ID 200362	Fixed	5.000%	6/1/2045	82,901
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 148,425	Loan ID 200363	Fixed	6.000%	3/1/2049	$ 137,927
93,420	Loan ID 200364	Fixed	10.000%	11/1/2037	98,091
71,149	Loan ID 200366	Fixed	6.250%	1/1/2033	74,707
232,823	Loan ID 200368	Fixed	4.500%	4/1/2036	151,878
272,693	Loan ID 200369	Fixed	6.000%	4/1/2044	286,327
62,003	Loan ID 200373	Fixed	7.000%	12/1/2036	16,782
78,474	Loan ID 200374	ARM	7.000%	5/1/2034	78,474
435,531	Loan ID 200376	Fixed	2.900%	6/1/2053	300,529
83,439	Loan ID 200377	ARM	4.500%	10/1/2036	37,903
234,721	Loan ID 200378	Fixed	5.500%	5/1/2045	180,855
110,144	Loan ID 200379	Fixed	8.250%	3/1/2039	110,934
188,731	Loan ID 200380	Fixed	4.220%	4/1/2049	82,334
290,894	Loan ID 200381	Fixed	4.780%	6/1/2037	248,588
114,030	Loan ID 200382	Fixed	4.850%	7/1/2037	27,538
397,148	Loan ID 200383	Fixed	5.030%	12/1/2046	346,385
300,549	Loan ID 200384	Fixed	5.000%	11/1/2047	296,492
148,442	Loan ID 200385	Fixed	8.250%	1/1/2040	155,864
227,106	Loan ID 200386	Fixed	6.000%	3/1/2041	224,956
77,146	Loan ID 200387	Fixed	4.000%	6/1/2039	61,901
196,876	Loan ID 200388	Fixed	4.000%	3/1/2051	128,300
123,038	Loan ID 200389	Fixed	4.820%	8/1/2047	105,011
204,370	Loan ID 200390	Fixed	4.780%	4/16/2047	146,450
181,018	Loan ID 200391	Fixed	4.000%	1/13/2035	148,099
68,853	Loan ID 200392	Fixed	10.000%	6/5/2034	40,801
107,357	Loan ID 200393	Fixed	5.070%	8/1/2037	93,436
131,948	Loan ID 200394	Fixed	7.150%	8/1/2037	128,220
81,780	Loan ID 200395	Fixed	4.860%	4/1/2047	70,101
74,439	Loan ID 200396	Fixed	10.000%	2/1/2036	78,161
124,452	Loan ID 200397	ARM	9.375%	9/1/2037	110,250
140,422	Loan ID 200398	Fixed	4.800%	2/1/2037	120,081
81,443	Loan ID 200399	Fixed	4.980%	6/1/2037	59,515
54,277	Loan ID 200403	Fixed	8.300%	10/15/2032	54,912
58,864	Loan ID 200404	Fixed	8.100%	5/1/2037	58,944
101,768	Loan ID 200405	Fixed	4.870%	12/1/2035	88,014
118,118	Loan ID 200406	Fixed	4.875%	10/1/2051	102,232
238,405	Loan ID 200407	Fixed	6.500%	4/1/2042	219,382
207,555	Loan ID 200408	Fixed	6.000%	4/1/2039	167,179
349,138	Loan ID 200409	Fixed	6.000%	2/1/2049	281,294
108,176	Loan ID 200411	Fixed	8.275%	6/1/2037	108,905
294,236	Loan ID 200412	Fixed	5.500%	8/1/2040	250,441
254,123	Loan ID 200413	Fixed	5.150%	11/1/2047	222,995
86,184	Loan ID 200415	Fixed	6.000%	4/1/2050	50,536
185,183	Loan ID 200416	Fixed	4.670%	8/1/2053	157,216
73,028	Loan ID 200417	Fixed	7.000%	5/1/2035	76,680
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 58,550	Loan ID 200418	Fixed	4.000%	6/1/2035	$ 52,071
172,894	Loan ID 200419	Fixed	4.000%	12/19/2035	152,982
172,354	Loan ID 200420	Fixed	4.225%	4/10/2038	140,555
78,065	Loan ID 200421	Fixed	7.710%	8/1/2037	77,104
137,960	Loan ID 200422	Fixed	3.830%	8/1/2053	119,524
132,915	Loan ID 200423	Fixed	4.500%	6/1/2043	136,339
120,171	Loan ID 200424	Fixed	4.000%	9/1/2028	121,214
258,281	Loan ID 200427	Fixed	3.625%	3/1/2043	253,760
232,147	Loan ID 200430	Fixed	3.625%	7/1/2043	227,379
193,928	Loan ID 200431	Fixed	4.625%	7/1/2043	201,416
314,134	Loan ID 200432	Fixed	4.875%	5/1/2043	329,841
132,347	Loan ID 200433	Fixed	4.250%	8/1/2043	135,908
163,879	Loan ID 200434	Fixed	5.250%	10/1/2043	172,073
201,860	Loan ID 200435	Fixed	4.625%	11/1/2052	188,213
219,737	Loan ID 200436	Fixed	3.750%	4/1/2043	217,757
337,106	Loan ID 200437	Fixed	5.625%	10/1/2043	353,961
45,745	Loan ID 200439	Fixed	5.000%	8/1/2041	48,033
2,670	Loan ID 200440	Fixed	8.000%	6/1/2016	2,803
197,833	Loan ID 200441	Fixed	6.000%	4/1/2045	157,624
441,256	Loan ID 200442	Fixed	5.000%	12/1/2043	325,421
275,710	Loan ID 200443	Fixed	3.000%	7/1/2049	157,917
264,213	Loan ID 200444	Fixed	4.380%	11/1/2038	180,894
166,636	Loan ID 200445	Fixed	5.250%	2/1/2039	174,968
55,815	Loan ID 200447	Fixed	5.875%	11/4/2034	58,606
78,666	Loan ID 200448	Fixed	5.750%	5/1/2042	62,351
128,709	Loan ID 200449	Fixed	5.000%	7/1/2041	135,145
369,569	Loan ID 200451	Fixed	6.250%	7/1/2038	369,569
138,560	Loan ID 200452	Fixed	2.000%	11/1/2041	72,157
16,750	Loan ID 200453	Fixed	4.550%	3/1/2026	17,271
250,468	Loan ID 200456	Fixed	2.000%	11/1/2038	188,702
214,542	Loan ID 200457	Fixed	5.750%	12/10/2030	196,099
192,989	Loan ID 200460	Fixed	7.000%	7/1/2041	202,639
390,058	Loan ID 200462	Fixed	6.000%	7/1/2037	312,955
157,872	Loan ID 200463	Fixed	6.000%	3/1/2037	30,639
411,571	Loan ID 200464	ARM	8.750%	8/1/2037	190,427
251,359	Loan ID 200465	Fixed	6.500%	7/1/2037	258,849
456,077	Loan ID 200466	Fixed	7.000%	7/1/2037	387,847
330,675	Loan ID 200467	Fixed	5.500%	9/1/2044	328,671
95,711	Loan ID 200468	Fixed	5.625%	12/1/2044	74,391
133,140	Loan ID 200469	Fixed	6.500%	7/1/2037	48,181
363,664	Loan ID 200472	Fixed	4.250%	9/1/2042	373,884
298,465	Loan ID 200473	Fixed	4.000%	12/1/2042	257,518
245,076	Loan ID 200474	Fixed	5.750%	11/1/2050	257,330
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 172,058	Loan ID 200475	Fixed	5.450%	7/1/2049	$ 105,780
193,866	Loan ID 200476	Fixed	6.000%	9/1/2050	192,544
231,975	Loan ID 200477	Fixed	4.125%	12/1/2028	234,929
136,745	Loan ID 200479	Fixed	3.500%	8/1/2026	132,811
120,102	Loan ID 200482	Fixed	4.375%	11/1/2028	124,085
112,823	Loan ID 200483	Fixed	4.375%	11/1/2028	116,636
76,907	Loan ID 200485	Fixed	4.125%	2/1/2043	78,248
256,837	Loan ID 200486	Fixed	3.500%	1/1/2043	249,340
473,745	Loan ID 200487	Fixed	6.000%	3/1/2037	269,224
163,053	Loan ID 200488	Fixed	4.250%	1/1/2044	141,957
118,014	Loan ID 200489	Fixed	4.000%	3/1/2043	101,307
87,285	Loan ID 200490	Fixed	4.000%	11/1/2028	88,110
210,552	Loan ID 200491	Fixed	5.500%	10/1/2039	221,080
124,242	Loan ID 200492	Fixed	4.000%	1/1/2043	125,058
71,283	Loan ID 200493	Fixed	4.500%	12/1/2025	73,111
283,529	Loan ID 200494	Fixed	4.625%	10/1/2043	264,432
361,943	Loan ID 200495	Fixed	4.875%	12/1/2041	380,040
206,361	Loan ID 200496	Fixed	3.875%	2/1/2043	205,465
332,899	Loan ID 200497	Fixed	3.250%	4/1/2043	315,873
279,260	Loan ID 200499	Fixed	4.250%	1/1/2043	284,079
225,401	Loan ID 200500	Fixed	5.875%	2/1/2037	222,570
154,563	Loan ID 200501	Fixed	7.250%	12/1/2037	162,291
144,895	Loan ID 200502	Fixed	5.000%	6/1/2049	136,252
268,628	Loan ID 200503	Fixed	7.500%	8/1/2037	282,059
395,189	Loan ID 200504	Fixed	3.375%	3/1/2043	379,225
76,075	Loan ID 200507	Fixed	4.500%	9/1/2042	78,635
257,776	Loan ID 200508	Fixed	2.000%	10/1/2040	189,122
211,838	Loan ID 200509	Fixed	2.000%	12/1/2052	135,376
252,990	Loan ID 200511	Fixed	4.875%	1/1/2044	264,690
175,182	Loan ID 200513	Fixed	3.000%	10/1/2038	124,811
341,453	Loan ID 200514	Fixed	3.000%	4/1/2047	280,652
102,047	Loan ID 200515	Fixed	8.250%	2/1/2039	107,150
394,569	Loan ID 200516	Fixed	5.250%	1/1/2037	296,951
106,359	Loan ID 200517	Fixed	8.000%	5/1/2039	94,795
207,304	Loan ID 200518	Fixed	3.000%	12/1/2050	165,017
322,213	Loan ID 200519	Fixed	3.000%	11/1/2049	260,622
68,813	Loan ID 200520	Fixed	3.260%	7/1/2053	41,281
124,192	Loan ID 200524	Fixed	3.500%	6/1/2043	118,639
292,384	Loan ID 200525	Fixed	3.250%	12/1/2042	236,607
161,727	Loan ID 200526	Fixed	3.625%	3/1/2043	157,749
114,031	Loan ID 200527	Fixed	4.500%	12/1/2043	118,552
139,980	Loan ID 200528	Fixed	4.375%	2/1/2044	143,045
405,581	Loan ID 200529	Fixed	4.625%	2/1/2044	410,690
33,189	Loan ID 200530	Fixed	5.375%	2/1/2044	34,848
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 178,056	Loan ID 200531	Fixed	4.625%	11/1/2043	$ 185,602
116,156	Loan ID 200532	Fixed	3.250%	7/1/2043	93,606
62,314	Loan ID 200536	Fixed	3.750%	10/1/2042	38,560
126,318	Loan ID 200537	Fixed	4.500%	3/1/2042	105,086
95,550	Loan ID 200538	Fixed	4.750%	1/1/2043	99,341
86,486	Loan ID 200540	Fixed	3.875%	2/1/2043	86,623
57,601	Loan ID 200543	ARM	7.250%	2/1/2037	3,877
388,951	Loan ID 200544	Fixed	5.000%	2/1/2044	399,039
60,964	Loan ID 200545	Fixed	4.375%	2/1/2029	60,630
124,360	Loan ID 200546	Fixed	5.375%	12/1/2043	130,578
265,830	Loan ID 200547	Fixed	3.750%	3/1/2043	231,620
173,984	Loan ID 200548	Fixed	5.250%	2/1/2044	181,049
166,096	Loan ID 200550	Fixed	3.750%	3/1/2043	164,776
314,090	Loan ID 200551	Fixed	4.375%	1/1/2044	314,316
287,339	Loan ID 200553	Fixed	4.625%	12/1/2043	271,239
224,926	Loan ID 200555	Fixed	4.375%	1/1/2044	229,204
390,871	Loan ID 200556	Fixed	3.625%	12/1/2028	383,058
110,528	Loan ID 200557	Fixed	9.077%	8/1/2035	116,055
104,352	Loan ID 200558	Fixed	6.590%	7/1/2037	105,934
195,434	Loan ID 200559	Fixed	9.500%	4/14/2035	205,206
124,122	Loan ID 200560	Fixed	5.750%	5/1/2035	130,328
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	237,463
230,827	Loan ID 200563	Fixed	5.125%	1/1/2039	218,703
142,133	Loan ID 200564	Fixed	4.875%	5/1/2039	135,429
531,186	Loan ID 200565	Fixed	4.000%	6/1/2037	372,714
372,632	Loan ID 200566	Fixed	6.500%	7/1/2047	306,525
135,582	Loan ID 200567	Fixed	3.375%	5/1/2043	130,186
62,974	Loan ID 200568	Fixed	4.000%	12/1/2043	63,357
101,353	Loan ID 200569	Fixed	5.125%	2/1/2044	104,940
438,732	Loan ID 200570	Fixed	3.625%	6/1/2043	430,787
139,569	Loan ID 200571	Fixed	4.500%	7/1/2043	144,884
169,553	Loan ID 200572	Fixed	4.375%	3/1/2044	174,124
98,619	Loan ID 200573	Fixed	3.750%	9/1/2042	96,880
133,117	Loan ID 200574	Fixed	4.875%	1/1/2044	136,529
228,187	Loan ID 200577	Fixed	3.125%	4/1/2028	213,066
188,160	Loan ID 200578	Fixed	4.750%	8/1/2040	197,568
49,988	Loan ID 200579	Fixed	4.875%	5/1/2042	46,419
181,418	Loan ID 200580	Fixed	4.125%	11/1/2041	159,955
39,475	Loan ID 200581	Fixed	4.750%	9/1/2042	40,174
382,869	Loan ID 200582	Fixed	4.000%	11/1/2042	298,599
92,818	Loan ID 200583	Fixed	3.625%	9/1/2027	91,113
358,752	Loan ID 200584	Fixed	3.375%	4/1/2043	255,223
161,498	Loan ID 200585	Fixed	4.000%	5/1/2042	87,431
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 336,615	Loan ID 200586	Fixed	3.500%	1/1/2043	$ 327,813
259,004	Loan ID 200588	Fixed	3.750%	5/1/2042	257,523
61,859	Loan ID 200590	Fixed	4.125%	7/1/2042	62,827
105,152	Loan ID 200591	Fixed	4.875%	3/1/2043	110,409
100,550	Loan ID 200592	Fixed	4.375%	6/1/2042	102,300
69,125	Loan ID 200593	Fixed	3.875%	6/1/2042	67,670
233,157	Loan ID 200594	Fixed	4.250%	4/1/2043	212,731
40,385	Loan ID 200597	Fixed	5.625%	2/1/2044	42,295
138,691	Loan ID 200598	Fixed	4.625%	2/1/2044	134,636
123,336	Loan ID 200599	Fixed	4.125%	2/1/2043	125,311
203,444	Loan ID 200600	Fixed	4.625%	4/1/2044	212,287
111,721	Loan ID 200601	Fixed	4.000%	3/1/2043	112,938
189,566	Loan ID 200602	Fixed	3.750%	3/1/2043	188,413
72,985	Loan ID 200603	Fixed	4.125%	6/1/2043	73,792
75,527	Loan ID 200604	Fixed	3.500%	1/1/2043	73,260
143,534	Loan ID 200605	Fixed	4.875%	11/1/2043	92,280
131,105	Loan ID 200606	Fixed	3.625%	12/1/2042	126,967
234,866	Loan ID 200607	Fixed	2.875%	11/1/2027	215,579
139,091	Loan ID 200608	Fixed	4.125%	11/1/2043	125,010
60,605	Loan ID 200611	Fixed	4.625%	5/1/2043	63,234
128,965	Loan ID 200612	Fixed	4.500%	2/1/2043	118,960
210,979	Loan ID 200613	Fixed	3.369%	1/1/2043	199,410
105,798	Loan ID 200614	Fixed	5.000%	1/1/2044	109,304
104,434	Loan ID 200615	Fixed	4.250%	8/1/2043	107,212
346,353	Loan ID 200616	Fixed	4.875%	2/1/2044	354,408
93,334	Loan ID 200617	Fixed	4.750%	9/1/2043	49,035
132,266	Loan ID 200618	Fixed	4.375%	5/1/2042	134,279
235,127	Loan ID 200620	Fixed	4.250%	10/1/2043	185,648
136,057	Loan ID 200621	Fixed	3.625%	1/1/2043	125,551
75,476	Loan ID 200623	Fixed	4.375%	12/1/2042	77,874
260,860	Loan ID 200624	Fixed	4.125%	4/1/2043	264,847
120,949	Loan ID 200625	Fixed	4.500%	11/1/2043	81,437
119,541	Loan ID 200626	Fixed	4.500%	10/1/2043	96,038
134,742	Loan ID 200627	Fixed	4.250%	10/1/2043	138,135
86,160	Loan ID 200628	Fixed	3.250%	2/1/2028	81,537
158,363	Loan ID 200629	Fixed	4.375%	9/1/2043	139,162
169,099	Loan ID 200630	Fixed	5.250%	9/1/2043	177,554
299,210	Loan ID 200631	Fixed	3.250%	6/1/2043	283,867
350,812	Loan ID 200632	Fixed	5.250%	5/1/2044	366,797
229,457	Loan ID 200633	Fixed	5.125%	5/1/2044	238,312
237,452	Loan ID 200634	Fixed	4.375%	1/1/2044	238,251
110,917	Loan ID 200635	Fixed	3.750%	5/1/2029	108,013
198,102	Loan ID 200636	Fixed	3.750%	2/1/2053	201,306
192,442	Loan ID 200638	Fixed	3.875%	3/1/2043	144,886
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
173,275	Loan ID 200641	Fixed	5.250%	4/1/2044	181,939
148,102	Loan ID 200642	Fixed	5.000%	3/1/2044	137,056
171,790	Loan ID 200644	Fixed	4.750%	3/1/2044	175,461
120,076	Loan ID 200645	Fixed	5.000%	4/1/2044	123,450
120,660	Loan ID 200647	Fixed	4.250%	1/1/2044	123,538
157,008	Loan ID 200648	Fixed	4.750%	3/1/2044	164,858
145,779	Loan ID 200649	Fixed	4.375%	3/1/2044	126,525
132,210	Loan ID 200650	Fixed	4.875%	5/1/2044	123,680
270,005	Loan ID 200651	Fixed	3.625%	7/1/2043	263,209
172,686	Loan ID 200652	Fixed	4.125%	5/1/2038	122,711
357,782	Loan ID 200653	Fixed	4.000%	4/1/2053	264,946
282,373	Loan ID 200654	Fixed	5.125%	2/1/2041	183,456
143,939	Loan ID 200655	Fixed	3.375%	5/1/2043	135,040
157,802	Loan ID 200656	Fixed	6.875%	7/1/2037	74,075
147,289	Loan ID 200657	Fixed	4.875%	8/1/2051	154,653
348,525	Loan ID 200658	Fixed	2.000%	1/1/2044	121,492
212,156	Loan ID 200659	Fixed	4.000%	3/1/2053	215,174
187,421	Loan ID 200660	Fixed	5.875%	3/1/2038	196,792
216,000	Loan ID 200662	Fixed	5.000%	3/1/2044	221,372
70,370	Loan ID 200663	Fixed	4.750%	5/1/2044	69,983
281,003	Loan ID 200664	Fixed	4.750%	4/1/2044	274,026
271,793	Loan ID 200665	Fixed	5.299%	12/1/2046	121,168
220,175	Loan ID 200666	Fixed	5.890%	8/26/2035	136,674
310,152	Loan ID 200668	Fixed	3.625%	4/1/2043	300,339
158,456	Loan ID 200669	Fixed	5.250%	4/1/2044	164,568
67,191	Loan ID 200670	Fixed	4.375%	2/1/2029	63,347
242,355	Loan ID 200671	Fixed	4.625%	8/1/2043	222,893
162,131	Loan ID 200672	Fixed	3.750%	7/1/2043	138,699
315,542	Loan ID 200674	Fixed	4.500%	5/1/2044	279,471
308,961	Loan ID 200675	Fixed	5.125%	4/1/2044	318,170
131,499	Loan ID 200677	Fixed	3.625%	5/1/2028	129,311
475,624	Loan ID 200678	Fixed	4.375%	2/1/2044	485,979
259,515	Loan ID 200679	Fixed	5.000%	4/1/2044	180,950
64,969	Loan ID 200680	Fixed	5.375%	3/1/2044	62,720
194,060	Loan ID 200682	Fixed	4.875%	5/1/2044	176,341
217,137	Loan ID 200683	Fixed	4.500%	4/1/2044	225,740
128,972	Loan ID 200684	Fixed	4.875%	4/1/2044	135,420
234,812	Loan ID 200685	Fixed	4.875%	5/1/2044	239,491
152,730	Loan ID 200688	Fixed	4.250%	3/1/2053	125,413
137,624	Loan ID 200689	Fixed	4.375%	12/1/2043	118,095
231,450	Loan ID 200690	Fixed	4.250%	4/1/2044	205,483
294,412	Loan ID 200691	Fixed	4.500%	5/1/2044	301,586
248,986	Loan ID 200692	Fixed	4.625%	7/1/2044	249,879
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 109,631	Loan ID 200694	Fixed	4.500%	9/1/2043	$ 112,461
49,894	Loan ID 200696	Fixed	3.750%	10/1/2042	49,593
138,897	Loan ID 200697	Fixed	4.500%	1/1/2044	122,055
190,898	Loan ID 200699	Fixed	4.125%	7/1/2044	190,487
96,482	Loan ID 200700	Fixed	4.250%	2/1/2044	97,266
171,196	Loan ID 200701	Fixed	4.750%	6/1/2044	177,143
156,252	Loan ID 200702	Fixed	4.750%	5/1/2044	159,532
99,396	Loan ID 200704	Fixed	4.375%	3/1/2043	101,816
136,652	Loan ID 200705	Fixed	4.625%	4/1/2044	141,898
105,134	Loan ID 200706	Fixed	4.990%	6/1/2044	106,896
102,314	Loan ID 200707	Fixed	4.875%	2/1/2044	105,016
136,264	Loan ID 200708	Fixed	4.875%	2/1/2044	143,078
52,605	Loan ID 200709	Fixed	4.375%	4/1/2043	53,948
118,089	Loan ID 200710	Fixed	4.500%	7/1/2044	120,094
119,083	Loan ID 200711	Fixed	3.750%	7/1/2043	101,708
221,555	Loan ID 200712	Fixed	3.875%	2/1/2044	194,854
100,364	Loan ID 200713	Fixed	4.250%	12/1/2043	102,004
616,856	Loan ID 200714	Fixed	3.175%	11/1/2036	361,669
210,951	Loan ID 200716	ARM	3.198%	8/1/2037	152,418
146,004	Loan ID 200720	ARM	3.250%	4/1/2042	151,942
188,596	Loan ID 200721	Fixed	3.000%	8/1/2037	107,200
191,871	Loan ID 200725	Fixed	7.000%	7/1/2037	89,967
151,089	Loan ID 200726	Fixed	4.125%	9/1/2037	134,153
181,086	Loan ID 200727	Fixed	2.625%	7/1/2037	139,444
351,276	Loan ID 200729	ARM	3.375%	11/1/2037	182,894
446,642	Loan ID 200730	ARM	2.750%	9/1/2036	410,568
203,247	Loan ID 200732	Fixed	3.125%	9/1/2027	163,007
237,836	Loan ID 200733	Fixed	3.750%	12/1/2042	236,218
249,908	Loan ID 200734	ARM	3.375%	4/1/2044	255,657
104,635	Loan ID 200735	Fixed	4.500%	6/1/2044	95,461
147,868	Loan ID 200736	Fixed	4.750%	5/1/2044	121,154
145,721	Loan ID 200737	Fixed	4.750%	5/1/2044	90,860
603,213	Loan ID 200738	Fixed	4.125%	6/1/2044	615,100
361,314	Loan ID 200739	Fixed	4.625%	8/1/2044	302,298
134,486	Loan ID 200740	Fixed	4.875%	6/1/2044	138,149
111,376	Loan ID 200741	Fixed	4.250%	6/1/2044	57,511
182,306	Loan ID 200742	Fixed	4.250%	4/1/2043	185,545
197,668	Loan ID 200744	Fixed	3.625%	6/1/2043	194,359
126,749	Loan ID 200745	Fixed	3.250%	6/1/2043	103,410
376,949	Loan ID 200746	Fixed	5.250%	6/1/2044	319,050
341,802	Loan ID 200747	Fixed	4.125%	5/1/2043	338,293
462,179	Loan ID 200748	Fixed	4.750%	12/1/2043	484,677
157,521	Loan ID 200749	Fixed	4.750%	9/1/2043	165,188
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 249,868	Loan ID 200750	Fixed	4.750%	5/1/2044	$ 259,125
167,826	Loan ID 200751	Fixed	3.750%	7/1/2029	154,621
171,903	Loan ID 200752	Fixed	4.750%	10/1/2043	140,813
61,349	Loan ID 200753	Fixed	5.250%	5/1/2044	57,380
229,067	Loan ID 200754	Fixed	4.750%	8/1/2044	233,831
57,808	Loan ID 200755	Fixed	4.250%	6/1/2043	52,146
194,482	Loan ID 200756	Fixed	4.875%	11/1/2043	178,746
131,039	Loan ID 200759	Fixed	3.750%	6/1/2043	110,740
179,137	Loan ID 200760	Fixed	3.750%	6/1/2043	177,368
112,843	Loan ID 200761	Fixed	4.625%	1/1/2044	75,704
311,107	Loan ID 200762	Fixed	3.875%	5/1/2042	273,690
158,420	Loan ID 200763	Fixed	4.250%	11/1/2043	140,592
317,961	Loan ID 200764	Fixed	3.875%	6/1/2043	315,008
210,085	Loan ID 200765	Fixed	4.875%	11/1/2043	195,012
510,734	Loan ID 200766	Fixed	3.625%	12/1/2042	502,977
518,637	Loan ID 200768	Fixed	4.000%	6/1/2043	515,892
140,254	Loan ID 200770	Fixed	4.000%	5/1/2043	116,120
181,921	Loan ID 200771	Fixed	4.500%	4/1/2043	170,292
255,326	Loan ID 200772	Fixed	3.750%	3/1/2043	253,632
59,825	Loan ID 200773	Fixed	3.750%	10/1/2043	42,288
212,376	Loan ID 200774	Fixed	3.875%	7/1/2043	211,454
45,839	Loan ID 200775	Fixed	4.250%	4/1/2043	46,952
83,738	Loan ID 200776	Fixed	4.250%	3/1/2044	73,523
54,969	Loan ID 200777	Fixed	4.750%	6/1/2044	46,936
109,721	Loan ID 200778	Fixed	4.625%	6/1/2044	114,437
146,671	Loan ID 200779	Fixed	4.625%	8/1/2044	148,887
37,479	Loan ID 200780	Fixed	4.250%	8/1/2044	37,664
171,766	Loan ID 200781	Fixed	4.625%	9/1/2044	176,843
143,861	Loan ID 200783	Fixed	4.750%	9/1/2044	135,269
117,728	Loan ID 200785	Fixed	4.500%	8/1/2044	118,613
233,145	Loan ID 200786	Fixed	4.625%	7/1/2044	197,050
44,264	Loan ID 200787	Fixed	4.750%	9/1/2044	44,938
203,574	Loan ID 200788	Fixed	3.625%	12/1/2028	196,274
134,143	Loan ID 200789	Fixed	3.750%	9/1/2044	112,104
155,515	Loan ID 200790	Fixed	4.250%	8/1/2044	141,790
208,381	Loan ID 200791	Fixed	4.875%	6/1/2044	217,755
371,393	Loan ID 200792	Fixed	3.375%	1/1/2043	205,820
375,141	Loan ID 200793	Fixed	2.000%	10/1/2051	329,063
234,875	Loan ID 200794	Fixed	3.000%	4/1/2050	233,456
96,545	Loan ID 200795	Fixed	6.750%	8/1/2036	92,651
72,925	Loan ID 200796	Fixed	2.170%	12/1/2053	38,369
425,880	Loan ID 200797	Fixed	3.000%	6/1/2052	306,394
60,462	Loan ID 200799	Fixed	3.000%	2/5/2053	57,418
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 61,327	Loan ID 200800	Fixed	4.000%	1/1/2053	$ 54,615
216,563	Loan ID 200802	Fixed	6.000%	1/1/2042	216,563
365,329	Loan ID 200803	Fixed	2.250%	11/1/2050	220,283
162,776	Loan ID 200805	Fixed	3.000%	7/1/2050	146,361
159,557	Loan ID 200806	Fixed	5.000%	8/1/2049	167,535
301,386	Loan ID 200807	Fixed	2.460%	7/1/2047	229,782
65,572	Loan ID 200808	Fixed	2.000%	11/1/2050	30,933
117,810	Loan ID 200809	Fixed	3.000%	4/1/2050	111,486
145,131	Loan ID 200810	Fixed	3.000%	1/1/2050	136,289
117,481	Loan ID 200811	Fixed	3.000%	4/1/2050	111,221
279,127	Loan ID 200813	Fixed	2.000%	12/1/2049	204,617
245,531	Loan ID 200814	Fixed	8.250%	7/1/2039	247,010
316,804	Loan ID 200815	Fixed	2.000%	3/1/2053	325,888
291,045	Loan ID 200817	Fixed	3.000%	1/1/2050	230,837
55,459	Loan ID 200818	Fixed	3.490%	8/1/2051	42,380
265,010	Loan ID 200819	Fixed	2.000%	9/1/2053	154,248
139,019	Loan ID 200820	Fixed	4.000%	7/1/2044	119,561
214,360	Loan ID 200821	Fixed	4.250%	8/1/2044	212,662
326,931	Loan ID 200822	Fixed	4.750%	1/1/2042	343,278
83,826	Loan ID 200823	Fixed	4.250%	9/1/2044	75,726
227,236	Loan ID 200824	Fixed	4.250%	8/1/2044	194,881
109,017	Loan ID 200826	Fixed	4.375%	9/1/2044	108,388
191,799	Loan ID 200827	Fixed	3.875%	6/1/2044	163,822
240,787	Loan ID 200828	Fixed	4.375%	7/1/2044	189,936
265,509	Loan ID 200829	Fixed	4.375%	7/1/2043	268,001
215,992	Loan ID 200830	ARM	2.875%	7/1/2044	179,133
86,624	Loan ID 200831	Fixed	4.250%	10/1/2044	85,117
350,598	Loan ID 200832	Fixed	4.250%	10/1/2044	301,926
367,021	Loan ID 200833	Fixed	4.250%	1/1/2043	376,005
165,152	Loan ID 200834	Fixed	4.125%	7/1/2043	168,051
338,397	Loan ID 200835	Fixed	5.000%	8/1/2043	350,565
340,131	Loan ID 200837	Fixed	4.625%	8/1/2044	341,749
188,666	Loan ID 200838	Fixed	3.750%	8/1/2044	153,002
241,995	Loan ID 200839	Fixed	5.000%	5/1/2044	254,095
187,545	Loan ID 200842	Fixed	4.250%	8/1/2044	165,175
368,505	Loan ID 200843	Fixed	4.750%	10/1/2043	384,719
313,174	Loan ID 200844	Fixed	4.500%	7/1/2043	325,413
210,176	Loan ID 200846	Fixed	4.375%	11/1/2043	172,058
186,841	Loan ID 200847	Fixed	4.750%	10/1/2044	189,858
182,233	Loan ID 200848	Fixed	2.000%	6/1/2051	134,459
227,134	Loan ID 200849	Fixed	5.014%	11/1/2047	143,019
148,445	Loan ID 200850	Fixed	2.000%	6/1/2051	64,608
189,832	Loan ID 200851	Fixed	5.000%	7/1/2051	199,323
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 631,513	Loan ID 200852	Fixed	2.868%	2/1/2053	$ 455,034
117,133	Loan ID 200853	Fixed	3.818%	4/1/2037	92,350
107,498	Loan ID 200854	Fixed	2.500%	4/1/2053	96,385
225,162	Loan ID 200855	ARM	3.548%	7/1/2037	107,786
221,182	Loan ID 200856	Fixed	4.000%	6/1/2042	212,820
244,616	Loan ID 200857	Fixed	2.125%	7/1/2040	106,740
273,260	Loan ID 200858	Fixed	2.000%	1/1/2053	196,965
246,872	Loan ID 200859	Fixed	2.170%	12/1/2052	167,035
172,012	Loan ID 200860	Fixed	2.000%	3/1/2052	127,373
437,559	Loan ID 200861	Fixed	2.000%	6/1/2054	323,626
158,222	Loan ID 200862	Fixed	2.748%	8/1/2050	93,467
258,353	Loan ID 200863	Fixed	2.000%	7/1/2052	196,359
276,263	Loan ID 200864	Fixed	2.000%	1/1/2037	93,660
213,891	Loan ID 200865	Fixed	3.060%	11/1/2053	151,551
274,411	Loan ID 200866	Fixed	2.000%	5/1/2053	188,657
116,834	Loan ID 200867	Fixed	2.370%	9/1/2053	72,433
317,698	Loan ID 200869	ARM	3.740%	4/1/2037	135,332
2,762,526	Loan ID 200871	Fixed	2.000%	8/1/2053	1,276,294
395,399	Loan ID 200872	Fixed	3.200%	8/1/2050	324,400
203,429	Loan ID 200873	Fixed	3.525%	11/1/2053	126,819
216,152	Loan ID 200874	Fixed	2.000%	11/1/2047	105,661
583,434	Loan ID 200875	Fixed	2.000%	5/1/2054	386,694
201,974	Loan ID 200876	ARM	2.625%	5/1/2035	201,799
402,408	Loan ID 200877	Fixed	4.750%	9/1/2042	332,696
139,607	Loan ID 200878	Fixed	3.000%	7/1/2050	81,827
196,893	Loan ID 200880	Fixed	4.250%	6/1/2043	201,660
184,018	Loan ID 200882	Fixed	5.125%	9/1/2043	193,219
91,416	Loan ID 200883	Fixed	3.375%	5/1/2028	87,580
177,680	Loan ID 200885	Fixed	4.875%	10/1/2044	175,500
99,685	Loan ID 200886	Fixed	4.250%	10/1/2044	98,929
258,966	Loan ID 200887	Fixed	4.750%	9/1/2044	267,354
246,429	Loan ID 200888	Fixed	4.500%	9/1/2044	195,712
138,198	Loan ID 200890	Fixed	4.375%	11/1/2044	104,773
213,417	Loan ID 200891	Fixed	4.250%	10/1/2044	185,733
262,501	Loan ID 200892	Fixed	3.750%	9/1/2043	216,524
228,943	Loan ID 200893	Fixed	5.000%	11/1/2043	235,302
101,538	Loan ID 200894	Fixed	5.000%	10/1/2043	105,951
232,489	Loan ID 200895	Fixed	3.875%	11/1/2043	227,535
200,393	Loan ID 200897	Fixed	4.750%	10/1/2044	175,112
226,445	Loan ID 200898	Fixed	4.250%	10/1/2043	172,519
386,111	Loan ID 200900	Fixed	4.375%	9/1/2044	347,510
679,783	Loan ID 200902	Fixed	4.250%	9/1/2044	688,032
257,297	Loan ID 200904	Fixed	5.125%	9/1/2044	236,176
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 410,760	Loan ID 200905	Fixed	5.375%	9/1/2044	$ 416,201
326,216	Loan ID 200906	Fixed	4.875%	2/1/2035	342,527
355,409	Loan ID 200907	ARM	3.250%	8/1/2047	296,247
108,063	Loan ID 200908	Fixed	4.000%	6/1/2049	96,857
117,963	Loan ID 200909	Fixed	4.870%	3/1/2046	123,861
207,964	Loan ID 200910	Fixed	3.300%	4/1/2053	172,467
150,092	Loan ID 200911	Fixed	3.380%	9/1/2053	79,824
723,314	Loan ID 200912	Fixed	3.500%	3/1/2037	610,274
61,114	Loan ID 200913	Fixed	4.250%	5/1/2047	50,155
156,672	Loan ID 200914	Fixed	2.875%	12/1/2047	98,819
144,386	Loan ID 200915	Fixed	2.990%	9/1/2053	70,814
93,054	Loan ID 200916	Fixed	4.000%	10/1/2037	94,446
162,758	Loan ID 200917	Fixed	4.875%	1/1/2051	170,896
522,045	Loan ID 200918	Fixed	3.875%	10/1/2035	526,726
563,883	Loan ID 200919	Fixed	3.000%	8/1/2045	456,019
100,906	Loan ID 200921	ARM	3.250%	7/1/2051	93,939
432,984	Loan ID 200922	Fixed	3.340%	9/1/2053	429,588
450,602	Loan ID 200923	Fixed	2.750%	12/1/2036	390,376
518,074	Loan ID 200924	Fixed	5.000%	9/1/2051	543,978
462,691	Loan ID 200925	Fixed	4.000%	4/1/2055	463,884
345,255	Loan ID 200927	Fixed	3.000%	8/1/2038	329,684
128,333	Loan ID 200928	Fixed	4.800%	12/1/2036	134,750
167,039	Loan ID 200929	Fixed	4.625%	1/1/2043	170,782
186,737	Loan ID 200930	Fixed	2.000%	12/1/2050	148,366
315,529	Loan ID 200931	Fixed	4.250%	12/1/2052	289,773
314,189	Loan ID 200933	Fixed	4.250%	3/1/2043	321,275
119,438	Loan ID 200934	Fixed	3.810%	1/1/2043	118,296
185,502	Loan ID 200935	Fixed	3.875%	4/1/2043	182,040
201,519	Loan ID 200936	Fixed	4.000%	5/1/2042	203,692
179,980	Loan ID 200938	Fixed	4.125%	4/1/2043	181,032
126,863	Loan ID 200939	Fixed	4.170%	5/1/2042	115,278
208,241	Loan ID 200940	Fixed	3.250%	2/1/2043	197,520
121,227	Loan ID 200941	Fixed	3.780%	1/1/2043	120,426
290,682	Loan ID 200942	Fixed	4.000%	4/1/2043	293,966
124,007	Loan ID 200943	Fixed	4.875%	11/1/2043	127,485
108,237	Loan ID 200944	Fixed	4.500%	2/1/2044	93,909
145,822	Loan ID 200945	Fixed	5.125%	4/1/2044	149,412
300,199	Loan ID 200947	Fixed	4.000%	2/1/2043	303,193
133,594	Loan ID 200948	Fixed	4.625%	12/1/2042	138,911
293,145	Loan ID 200949	Fixed	3.875%	4/1/2043	293,081
109,506	Loan ID 200950	Fixed	4.750%	12/1/2042	114,875
189,602	Loan ID 200952	Fixed	3.875%	1/1/2043	189,620
123,001	Loan ID 200953	Fixed	3.750%	12/1/2042	102,289
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 394,756	Loan ID 200954	Fixed	3.625%	1/1/2043	$ 386,938
346,754	Loan ID 200955	Fixed	3.250%	5/1/2043	328,644
268,507	Loan ID 200956	Fixed	5.000%	8/1/2051	252,653
174,431	Loan ID 200957	Fixed	3.875%	6/1/2043	174,755
100,494	Loan ID 200958	Fixed	3.875%	6/1/2043	99,456
436,587	Loan ID 200959	Fixed	4.000%	11/1/2042	441,961
391,445	Loan ID 200960	Fixed	3.500%	1/1/2043	378,739
186,103	Loan ID 200961	Fixed	4.750%	6/1/2043	191,824
217,314	Loan ID 200962	Fixed	4.250%	10/1/2044	188,315
122,448	Loan ID 200963	Fixed	4.750%	9/1/2044	107,552
368,548	Loan ID 200964	Fixed	3.750%	7/1/2043	366,188
213,840	Loan ID 200965	Fixed	4.125%	11/1/2044	175,862
151,520	Loan ID 200966	Fixed	4.875%	7/1/2044	135,128
98,274	Loan ID 200968	Fixed	4.250%	11/1/2044	73,060
375,410	Loan ID 200969	Fixed	4.875%	8/1/2043	393,629
137,601	Loan ID 200972	Fixed	4.750%	2/1/2044	143,429
159,269	Loan ID 200974	Fixed	4.250%	10/1/2044	137,521
59,083	Loan ID 200975	Fixed	4.750%	12/1/2044	60,312
207,470	Loan ID 200976	Fixed	4.500%	12/1/2044	207,339
363,426	Loan ID 200977	Fixed	4.875%	9/1/2044	380,251
125,134	Loan ID 200978	Fixed	4.625%	11/1/2044	122,241
184,133	Loan ID 200980	Fixed	4.250%	11/1/2044	182,409
319,751	Loan ID 200981	Fixed	4.625%	11/1/2044	290,177
147,727	Loan ID 200982	Fixed	4.375%	11/1/2044	108,351
227,824	Loan ID 200983	Fixed	4.375%	8/1/2044	199,282
158,541	Loan ID 200984	Fixed	5.000%	10/1/2043	166,468
268,447	Loan ID 200985	Fixed	4.250%	12/1/2044	216,274
159,103	Loan ID 200986	Fixed	4.250%	12/1/2044	163,131
118,266	Loan ID 200987	Fixed	4.625%	10/1/2044	119,773
232,668	Loan ID 200989	Fixed	3.750%	6/1/2029	229,345
297,630	Loan ID 200992	Fixed	4.125%	5/1/2043	302,821
175,568	Loan ID 200993	Fixed	2.004%	7/15/2049	153,904
206,944	Loan ID 200994	Fixed	4.125%	5/1/2053	185,679
201,737	Loan ID 200995	Fixed	2.750%	5/1/2047	157,734
58,812	Loan ID 200996	Fixed	2.500%	8/1/2048	40,381
101,583	Loan ID 200997	Fixed	2.000%	3/1/2051	69,763
372,839	Loan ID 200998	Fixed	3.250%	12/1/2050	274,925
101,038	Loan ID 200999	Fixed	4.250%	4/1/2044	101,761
76,550	Loan ID 201000	Fixed	5.125%	2/1/2039	80,378
104,439	Loan ID 201001	Fixed	7.413%	9/1/2037	80,373
37,129	Loan ID 201002 **	Fixed	0.000%	10/1/2024	38,011
37,817	Loan ID 201003 **	Fixed	0.000%	12/1/2024	38,786
136,201	Loan ID 201005	Fixed	4.750%	7/1/2041	143,011
45,109	Loan ID 201006	Fixed	6.875%	3/1/2038	47,364
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	$ 87,697
80,202	Loan ID 201008	Fixed	7.125%	10/1/2038	84,212
76,946	Loan ID 201009 **	Fixed	0.000%	4/1/2033	79,039
84,165	Loan ID 201010	Fixed	5.500%	4/1/2039	80,906
50,723	Loan ID 201011 **	Fixed	0.000%	2/1/2023	52,046
47,883	Loan ID 201012	Fixed	7.500%	12/1/2038	50,277
58,197	Loan ID 201013	Fixed	7.500%	12/1/2038	60,707
100,108	Loan ID 201014 **	Fixed	0.000%	2/1/2033	89,623
20,741	Loan ID 201015 **	Fixed	0.000%	3/29/2021	21,314
108,320	Loan ID 201016	Fixed	6.500%	2/1/2036	109,689
29,705	Loan ID 201017 **	Fixed	0.000%	4/1/2032	26,626
318,992	Loan ID 201018	Fixed	6.750%	6/1/2037	325,164
104,354	Loan ID 201019	ARM	2.875%	2/1/2037	109,571
104,512	Loan ID 201020 **	Fixed	0.000%	10/1/2034	107,030
103,670	Loan ID 201021	Fixed	6.870%	8/1/2047	108,854
84,365	Loan ID 201022	ARM	2.625%	5/1/2037	77,006
148,997	Loan ID 201023	Fixed	6.450%	2/1/2036	150,745
101,558	Loan ID 201024	Fixed	9.000%	3/1/2037	104,253
193,509	Loan ID 201025	ARM	2.875%	1/1/2042	181,845
83,653	Loan ID 201026	Fixed	7.750%	12/1/2035	87,836
108,335	Loan ID 201027	Fixed	9.538%	3/1/2037	113,752
174,418	Loan ID 201028	Fixed	4.625%	4/1/2044	180,656
107,463	Loan ID 201030	Fixed	5.000%	7/1/2042	103,738
196,708	Loan ID 201031	Fixed	4.375%	12/1/2044	199,339
146,511	Loan ID 201032	Fixed	4.500%	11/1/2044	97,455
296,708	Loan ID 201033	Fixed	4.125%	12/1/2044	265,964
106,484	Loan ID 201035	Fixed	4.375%	9/1/2044	47,817
101,807	Loan ID 201036	Fixed	4.375%	12/1/2044	85,142
71,025	Loan ID 201037	Fixed	8.250%	7/1/2039	74,577
114,188	Loan ID 201038	Fixed	8.250%	5/1/2039	58,533
462,886	Loan ID 201039	ARM	4.500%	10/1/2045	188,101
286,145	Loan ID 201040	Fixed	2.000%	11/1/2045	188,087
93,487	Loan ID 201041	Fixed	3.750%	11/1/2052	80,945
118,258	Loan ID 201043	Fixed	4.000%	4/1/2039	120,207
191,609	Loan ID 201044	Fixed	4.870%	3/29/2037	128,198
115,782	Loan ID 201045	Fixed	2.000%	7/1/2037	101,569
272,145	Loan ID 201046	Fixed	2.000%	4/1/2053	137,607
111,855	Loan ID 201047	Fixed	2.000%	4/1/2053	82,608
178,398	Loan ID 201048	Fixed	2.000%	4/1/2052	159,691
498,821	Loan ID 201049	Fixed	2.000%	4/1/2052	259,589
658,634	Loan ID 201050	Fixed	2.000%	8/1/2053	515,940
279,215	Loan ID 201051	Fixed	3.174%	9/1/2053	225,089
132,135	Loan ID 201052	Fixed	2.000%	4/1/2053	67,420
67,153	Loan ID 201053	Fixed	3.860%	7/1/2053	60,170
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.4% (Continued)
$ 220,449	Loan ID 201054	Fixed	2.400%	5/17/2050	$ 171,816
614,071	Loan ID 201056	Fixed	2.000%	7/1/2054	470,024
174,184	Loan ID 201057	Fixed	2.000%	1/1/2050	153,713
143,880	Loan ID 201058	Fixed	2.500%	8/1/2037	94,312
139,165	Loan ID 201059	Fixed	2.000%	4/1/2053	119,631
121,413	Loan ID 201060	ARM	2.625%	7/1/2035	88,720
89,144	Loan ID 201061	Fixed	3.000%	3/1/2050	86,783
123,993	Loan ID 201062	Fixed	3.100%	4/1/2047	99,848
128,851	Loan ID 201063	Fixed	4.000%	9/1/2047	103,339
52,316	Loan ID 201064	Fixed	2.000%	12/1/2052	35,222
221,141	Loan ID 201065	Fixed	3.000%	7/1/2037	157,350
239,062	Loan ID 201066	Fixed	4.250%	12/1/2046	245,959
451,250	Loan ID 201067	Fixed	4.750%	1/1/2044	406,832
308,540	Loan ID 201068	Fixed	5.250%	5/1/2044	323,967
72,674	Loan ID 201069	Fixed	4.625%	12/1/2044	64,152
640,090	Loan ID 201070	Fixed	4.250%	2/1/2045	647,528
186,064	Loan ID 201071	Fixed	4.625%	11/1/2044	160,918
129,457	Loan ID 201072	Fixed	3.500%	3/1/2028	95,029
57,745	Loan ID 201073	Fixed	3.125%	4/1/2023	53,811
99,892	Loan ID 201075	Fixed	4.375%	10/1/2044	98,296
132,216	Loan ID 201076	Fixed	3.500%	12/1/2042	125,786
140,603	Loan ID 201077	Fixed	3.625%	7/1/2044	116,743
110,770	Loan ID 201078	Fixed	3.990%	7/1/2042	112,021
274,229	Loan ID 201081	ARM	3.000%	10/1/2044	268,350
128,252	Loan ID 201082	Fixed	3.875%	12/1/2044	104,976
374,702	Loan ID 201083	Fixed	5.375%	2/1/2044	238,746
234,627	Loan ID 201084	Fixed	5.000%	8/1/2038	225,463
152,351	Loan ID 201086	Fixed	4.625%	11/1/2044	137,662
280,421	Loan ID 201089	Fixed	4.000%	8/1/2044	207,928
261,407	Loan ID 201090	Fixed	3.625%	11/1/2044	251,063
165,027	Loan ID 201091	Fixed	4.125%	1/1/2045	135,626
231,195	Loan ID 201092	Fixed	5.250%	9/1/2043	231,195
143,186	Loan ID 201093	Fixed	4.125%	9/1/2043	67,695
157,196	Loan ID 201094	Fixed	4.550%	3/1/2044	136,943
243,736	Loan ID 201095	Fixed	3.875%	8/1/2044	206,128
244,524	Loan ID 201097	Fixed	3.990%	1/1/2045	199,236
158,908	Loan ID 201099	Fixed	2.875%	3/1/2030	137,923
103,306	Loan ID 201100	Fixed	4.125%	7/1/2043	105,310
362,460	Loan ID 201101	Fixed	4.625%	3/1/2045	281,061
162,001	Loan ID 201103	ARM	2.875%	5/1/2044	164,053
165,559	Loan ID 201104	Fixed	4.375%	4/1/2045	141,495
305,419	Loan ID 201105	Fixed	4.250%	11/1/2044	302,082
83,958	Loan ID 201107	Fixed	5.150%	2/1/2036	80,079
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 94.4%
$ 155,629	Loan ID 201108	Fixed	4.750%	2/1/2054	$ 76,955
559,920	Loan ID 201110	ARM	3.375%	4/1/2037	437,855
163,843	Loan ID 201111	Fixed	3.000%	4/1/2050	154,322
260,469	Loan ID 201112	Fixed	3.750%	8/1/2037	231,253
79,601	Loan ID 201113	Fixed	5.750%	12/1/2052	83,581
111,272	Loan ID 201114	Fixed	8.087%	5/1/2054	116,836
520,374	Loan ID 201115	Fixed	4.000%	2/1/2051	457,774
82,835	Loan ID 201116	Fixed	4.250%	10/1/2052	49,513
132,984	Loan ID 201117	Fixed	4.500%	11/1/2037	84,510
219,284	Loan ID 201118	Fixed	2.000%	11/1/2054	192,674
135,601	Loan ID 201119	Fixed	4.000%	5/1/2034	138,057
56,106	Loan ID 201120	Fixed	4.500%	4/1/2037	46,712
96,752	Loan ID 201121	Fixed	2.000%	11/1/2048	72,358
87,756	Loan ID 201122	Fixed	4.750%	11/1/2048	75,414
177,471	Loan ID 201123	Fixed	2.000%	7/1/2054	42,503
259,620	Loan ID 201124	Fixed	4.000%	4/1/2040	263,206
435,652	Loan ID 201126	Fixed	6.500%	4/1/2049	275,144
85,264	Loan ID 201127	ARM	2.625%	4/1/2037	26,526
282,674	Loan ID 201128	Fixed	2.000%	10/1/2036	249,090
162,243	Loan ID 201129	Fixed	4.875%	6/1/2051	139,267
126,198	Loan ID 201130	Fixed	4.850%	2/1/2038	132,508
117,918	Loan ID 201131	Fixed	5.353%	5/1/2053	46,389
175,084	Loan ID 201132	Fixed	2.000%	7/1/2037	153,588
156,027	Loan ID 201133	Fixed	2.000%	6/1/2051	136,885
203,219	Loan ID 201134	Fixed	2.000%	10/1/2053	179,665
544,532	Loan ID 201135	Fixed	2.000%	6/1/2051	278,425
535,363	Loan ID 201136	Fixed	2.000%	2/1/2036	473,493
319,733	Loan ID 201137	Fixed	2.000%	12/1/2052	247,624
61,548	Loan ID 201138	Fixed	4.250%	3/1/2034	63,422
167,060	Loan ID 201139	Fixed	2.000%	11/1/2053	82,180
163,473	Loan ID 201140	Fixed	4.870%	1/1/2038	140,261
146,503	Loan ID 201141	Fixed	2.000%	5/1/2052	96,998
456,493	Loan ID 201142	Fixed	2.000%	9/1/2035	404,580
93,676	Loan ID 201143	Fixed	2.000%	11/1/2037	62,804
105,306	Loan ID 201144	Fixed	2.000%	9/1/2045	99,528
233,186	Loan ID 201145	Fixed	4.000%	4/1/2051	206,285
133,286	Loan ID 201146	Fixed	4.875%	8/1/2054	114,596
111,917	Loan ID 201147	Fixed	2.000%	11/1/2051	100,148
100,234	Loan ID 201148	Fixed	3.950%	10/1/2042	101,782
281,619	Loan ID 201149	Fixed	5.719%	6/1/2051	256,214
126,698	Loan ID 201150	Fixed	2.000%	7/1/2037	112,127
429,173	Loan ID 201151	Fixed	5.000%	5/1/2049	450,631
487,005	Loan ID 201152	Fixed	2.000%	8/1/2050	426,262
253,839	Loan ID 201153	Fixed	3.000%	6/1/2050	240,037
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 94.4%
$ 64,534	Loan ID 201154	ARM	4.500%	11/1/2041	$ 67,211
98,211	Loan ID 201155	Fixed	2.000%	11/1/2053	84,062
65,770	Loan ID 201156	Fixed	3.000%	4/1/2050	61,978
295,129	Loan ID 201157	Fixed	4.000%	3/1/2055	299,683
302,629	Loan ID 201158	Fixed	2.000%	8/1/2052	267,446
72,586	Loan ID 201159	Fixed	2.000%	6/1/2039	30,993
206,334	Loan ID 201160	Fixed	3.000%	10/1/2049	209,819
301,301	Loan ID 201161	Fixed	2.000%	6/1/2054	195,104
146,288	Loan ID 201162	Fixed	2.125%	12/1/2052	77,880
388,124	Loan ID 201163	Fixed	3.000%	12/1/2049	341,557
168,909	Loan ID 201164	Fixed	3.000%	11/1/2051	137,953
118,665	Loan ID 201165	Fixed	4.750%	1/1/2044	123,745
122,187	Loan ID 201166	Fixed	2.000%	12/1/2054	92,687
445,536	Loan ID 201168	Fixed	2.000%	4/1/2052	391,627
113,444	Loan ID 201169	Fixed	5.934%	9/1/2037	112,134
70,123	Loan ID 201170	Fixed	3.365%	7/1/2037	63,567
71,230	Loan ID 201171	Fixed	2.000%	5/1/2051	57,037
106,348	Loan ID 201172	Fixed	3.000%	6/1/2050	101,223
111,343	Loan ID 201173	Fixed	2.000%	11/1/2047	73,135
150,936	Loan ID 201174	Fixed	4.750%	1/1/2053	140,041
66,293	Loan ID 201175	Fixed	3.000%	9/1/2044	67,296
137,015	Loan ID 201176	Fixed	4.250%	8/1/2053	124,117
275,587	Loan ID 201177	Fixed	2.000%	7/1/2046	204,768
313,380	Loan ID 201178	Fixed	3.193%	6/1/2051	131,884
305,560	Loan ID 201179	Fixed	2.000%	5/1/2051	266,853
425,076	Loan ID 201180	Fixed	2.000%	6/1/2053	373,337
333,103	Loan ID 201181	Fixed	4.500%	4/1/2034	234,074
52,928	Loan ID 201182	Fixed	3.290%	3/1/2034	51,544
137,906	Loan ID 201183	Fixed	2.375%	10/1/2052	95,200
64,988	Loan ID 201184	Fixed	4.000%	6/1/2049	66,169
266,728	Loan ID 201185	Fixed	5.760%	10/1/2053	236,834
84,209	Loan ID 201187	Fixed	2.000%	11/1/2048	44,296
636,074	Loan ID 201188	Fixed	2.000%	8/1/2052	554,913
106,713	Loan ID 201189	Fixed	4.500%	12/1/2051	111,193
162,987	Loan ID 201190	Fixed	4.250%	6/1/2051	167,939
214,202	Loan ID 201191	Fixed	3.000%	2/1/2037	194,300
121,644	Loan ID 201192	Fixed	2.000%	2/1/2051	78,470
235,990	Loan ID 201193	Fixed	2.000%	5/1/2051	149,205
335,705	Loan ID 201194	Fixed	2.000%	6/1/2054	214,794
151,495	Loan ID 201195	Fixed	3.500%	5/1/2036	149,335
652,457	Loan ID 201196	Fixed	2.000%	11/1/2036	395,480
184,158	Loan ID 201197	Fixed	5.125%	8/1/2037	161,340
51,714	Loan ID 201198	Fixed	4.125%	9/1/2053	53,038
345,862	Loan ID 201199	Fixed	3.000%	11/1/2046	275,521
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 94.4%
$ 299,864	Loan ID 201200	Fixed	4.500%	3/1/2044	$ 272,356
299,963	Loan ID 201201	Fixed	4.500%	8/1/2044	306,809
198,222	Loan ID 201202	Fixed	3.750%	8/1/2044	158,708
130,063	Loan ID 201203	Fixed	3.875%	12/1/2044	97,513
468,913	Loan ID 201204	Fixed	3.750%	4/1/2045	459,594
154,864	Loan ID 201205	Fixed	4.625%	1/1/2045	136,047
134,810	Loan ID 201206	Fixed	3.990%	4/1/2045	134,529
416,480	Loan ID 201207	Fixed	4.625%	8/1/2051	381,768
118,985	Loan ID 201208	Fixed	4.625%	4/1/2045	121,824
185,520	Loan ID 201209	Fixed	4.250%	4/1/2045	158,348
179,822	Loan ID 201210	Fixed	3.500%	12/1/2042	150,739
134,949	Loan ID 201211	Fixed	4.125%	7/1/2044	115,707
371,829	Loan ID 201212	Fixed	4.625%	3/1/2045	240,824
210,343	Loan ID 201213	Fixed	4.875%	8/1/2044	162,935
572,573	Loan ID 201214	ARM	2.875%	9/1/2043	489,515
144,172	Loan ID 201215	Fixed	3.250%	3/1/2043	114,874
278,854	Loan ID 201216	Fixed	3.500%	2/1/2043	219,292
105,846	Loan ID 201217	Fixed	3.875%	5/1/2045	84,643
130,755	Loan ID 201218	Fixed	4.125%	1/1/2045	106,894
71,562	Loan ID 201219	Fixed	4.000%	7/1/2044	53,437
299,873	Loan ID 201220	Fixed	4.125%	8/1/2045	241,187
71,635	Loan ID 201221	Fixed	3.250%	5/1/2043	75,217
49,402	Loan ID 201222	Fixed	5.125%	1/1/2045	47,482
244,097	Loan ID 201223	Fixed	3.875%	4/1/2030	247,556
257,649	Loan ID 201224	Fixed	4.625%	9/1/2044	267,541
173,040	Loan ID 201225	Fixed	4.750%	9/1/2044	111,925
63,069	Loan ID 201226	Fixed	5.000%	3/1/2045	64,625
181,897	Loan ID 201227	Fixed	5.125%	3/1/2045	186,412
67,488	Loan ID 201228	Fixed	4.625%	3/1/2045	67,668
117,330	Loan ID 201229	Fixed	3.250%	7/1/2024	111,298
208,604	Loan ID 201230	Fixed	3.875%	3/1/2045	194,974
212,863	Loan ID 201231	Fixed	4.250%	8/1/2045	180,780
128,318	Loan ID 201232	Fixed	4.500%	1/1/2045	114,510
265,922	Loan ID 201233	Fixed	4.500%	12/1/2044	228,586
207,075	Loan ID 201234	Fixed	5.000%	10/1/2045	172,920
95,273	Loan ID 201235	Fixed	3.750%	7/1/2045	86,511
69,960	Loan ID 201236	Fixed	5.250%	2/1/2044	72,903
243,166	Loan ID 201237	Fixed	3.750%	5/1/2045	241,770
207,429	Loan ID 201238	Fixed	5.125%	12/1/2044	214,717
194,997	Loan ID 201239	Fixed	4.500%	3/1/2045	204,747
163,470	Loan ID 201240	Fixed	4.250%	10/1/2045	160,951
305,712	Loan ID 201241	Fixed	4.375%	7/1/2045	290,860
	TOTAL MORTGAGE NOTES (Cost - $147,114,312)*				158,938,051

	OTHER INVESTMENTS* (Cost - $895,000)(a) - 0.5%				901,878

	TOTAL INVESTMENTS (Cost - $148,009,312)(a) - 94.9%				$ 159,839,929
	CASH AND OTHER ASSETS LESS LIABILITIES - 5.1%				8,587,565
	NET ASSETS - 100.0%				$ 168,427,494

ARM - Adjustable Rate Mortgage
* Illiquid Securities, priced by fair value method approved by Board of Trustees.
** Non-income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.
				Unrealized appreciation:	$ 18,231,493
				Unrealized depreciation:	(6,400,876)
				Net unrealized appreciation:	$ 11,830,617

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2015

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation

Mortgage Notes – During the three-month period ended December 31, 2015, the Fund utilized a third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a daily basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates such factors as coupons, prepayment speeds, default rates, delinquency, spread to the Treasury curves and duration. In addition, the third-party pricing services benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and daily market adjustments produced a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. As described above, the Mortgage Notes, which are fair valued daily, are priced by a third-party servicer.

The Fund’s management contracted with a third-party pricing service to value its Mortgage Notes daily. The valuation inputs and subsequent output are reviewed and maintained on a daily basis.  Any calibrations or adjustments to the model that may be necessary are done on an as needed basis to facilitate fair pricing.  Financial markets are monitored daily by the third-party servicer and Advisor relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Company undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Company validates its understanding of methodology and assumptions underlying the fair value used

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2015

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ -	$ 158,938,051	$ 158,938,051
Other Investments	-	-	901,878	$ 901,878
Total	$ -	$ -	$ 159,839,929	$ 159,839,929

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance - 10/1/15	$ 148,189,668	$ 487,243	$ 148,676,911
Net realized gain (loss)	381,861	-	381,861
Change in unrealized appreciation (depreciation)*	9,801,288	(25,491)	9,775,797
Cost of purchases	3,273,976	-	3,273,976
Proceeds from sales and principal paydowns	(2,612,887)	-	(2,612,887)
Amortization	343,198	1,073	344,271
Net Transfers in/out of Level 3	(439,053)	439,053	-
Ending balance - 12/31/15	$ 158,938,051	$ 901,878	$ 159,839,929

*includes change in unrealized appreciation (depreciation) attributable to Level 3 investment still held at December 31, 2015 of $11,322,101.

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2015

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of December 31, 2015. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 158,938,051	Comprehensive pricing model frequency, timing and severity of mortgage loss behavior	Delinquency	0-2830 days	35 days
			Loan-to-Value	2% - 606%	90.0%
Other Investments	901,878	Market comparable	Sales prices	$23-$150 sq/ft	$111 sq/ft
Closing Balance	$ 159,839,929

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Delinquency	Decrease	Increase
Loan-to-Value	Decrease	Increase

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

*/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 2/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 2/29/16

By (Signature and Title)

*/s/ S. Jason Hall

S. Jason Hall, Treasurer/Principal Financial Officer

Date 2/29/16